Note 15 - Income taxes: Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Singapore
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ 1,163,910	$ 2,679,481
PRC
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(1,297,001)	(1,384,839)
Cayman
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(160,544)	0
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ (293,635)	$ 1,294,642